Going Concern (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Going Concern (Details) [Line Items]
Accumulated deficit	$ (179,064,680)		$ (179,064,680)		$ (146,142,373)	$ (109,632,574)
Net loss	$ (4,465,858)	$ (8,704,938)	(20,421,383)	$ (15,585,986)	(35,676,315)	(37,379,153)
Net cash used in operating activities			$ (3,190,572)	$ (10,620,156)	(16,805,429)	$ (20,518,807)
Going Concern [Member]
Going Concern (Details) [Line Items]
Accumulated deficit					(146,200,000)
Net cash used in operating activities					$ (16,700,000)